Cover Page	12 Months Ended
Mar. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
No Trading Symbol Flag	true
Entity Registrant Name	NEC CORP
Entity Central Index Key	0000072127
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	260,473,263
Title of 12(b) Security	NONE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	JP
Document Shell Company Report	false